RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Schedule of Cash Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 2,246	$ 2,104
Due to related parties	7,071	4,855
Lease liabilities	852	1,109
Non-recourse borrowings	31,540	30,662
Gross of Unamortized Financing Fees and Accumulated Amortization
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	2,246	2,104
Financial instrument liabilities	2,306	2,954
Due to related parties	7,764	5,447
Lease liabilities	905	1,158
Corporate borrowings	3,515	3,147
Non-recourse borrowings	31,555	30,904
Interest payable on borrowings	14,787	12,765
Total	63,078	58,479
Gross of Unamortized Financing Fees and Accumulated Amortization | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	2,246	2,104
Financial instrument liabilities	484	317
Due to related parties	7,071	4,855
Lease liabilities	53	49
Corporate borrowings	0	278
Non-recourse borrowings	7,384	5,005
Interest payable on borrowings	1,869	1,785
Total	19,107	14,393
Gross of Unamortized Financing Fees and Accumulated Amortization | 1-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0	0
Financial instrument liabilities	755	822
Due to related parties	693	592
Lease liabilities	178	221
Corporate borrowings	1,056	678
Non-recourse borrowings	13,682	12,997
Interest payable on borrowings	5,417	5,214
Total	21,781	20,524
Gross of Unamortized Financing Fees and Accumulated Amortization | > 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0	0
Financial instrument liabilities	1,067	1,815
Due to related parties	0	0
Lease liabilities	674	888
Corporate borrowings	2,459	2,191
Non-recourse borrowings	10,489	12,902
Interest payable on borrowings	7,501	5,766
Total	$ 22,190	$ 23,562